Schedule of Investments (unaudited) May 31, 2020	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.1%
Bombardier Inc., 5.75%, 03/15/22(a)	$200	$133,000
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	150	143,844
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	275	298,375
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	175	178,937
6.38%, 06/15/26 (Call 06/15/21)	250	232,500
6.50%, 07/15/24 (Call 06/29/20)	100	98,000
6.50%, 05/15/25 (Call 06/29/20)	75	72,563

		1,157,219

Agriculture — 2.0%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	400	425,180
Vector Group Ltd.
6.13%, 02/01/25 (Call 06/29/20)(a)	240	234,600
10.50%, 11/01/26 (Call 11/01/21)(a)	75	75,750

		735,530

Airlines — 0.2%
American Airlines Group Inc., 5.00%, 06/01/22(a)	100	58,000

Auto Manufacturers — 4.1%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 06/09/20)(a)	250	251,875
5.88%, 06/01/29 (Call 06/01/24)(a)	100	101,000
Ford Motor Co.
8.50%, 04/21/23	100	103,500
9.00%, 04/22/25 (Call 03/22/25)	275	287,375
9.63%, 04/22/30 (Call 01/22/30)	275	305,250
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	200	136,500
5.63%, 02/01/23 (Call 06/29/20)(a)(b)	100	84,000
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	300	280,500

		1,550,000

Auto Parts & Equipment — 0.3%
Meritor Inc., 6.25%, 02/15/24 (Call 06/29/20)	100	99,500

Banks — 1.1%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	200,542
5.71%, 01/15/26(a)	200	205,697

		406,239

Building Materials — 0.4%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	18,500
6.75%, 06/01/27 (Call 06/01/22)(a)	68	71,570
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	49,313

		139,383

Chemicals — 3.3%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	24,635
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	200	196,000
6.63%, 04/15/23 (Call 06/29/20)(a)	200	204,000
PolyOne Corp., 5.25%, 03/15/23	150	161,281
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 06/29/20)(a)	170	154,700
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	400	335,000

Security	Par (000)	Value

Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	$160	$152,800

		1,228,416

Commercial Services — 4.4%
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(a)	200	170,108
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	175	163,677
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	125	118,438
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	144,750
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	51,125
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	75	68,625
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 06/29/20)(a)	200	199,690
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	175	182,437
5.75%, 04/15/26(a)(b)	225	231,750
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 06/29/20)(a)	150	154,500
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	150	154,545

		1,639,645

Computers — 1.6%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 06/09/20)(a)	75	75,863
NCR Corp.
5.00%, 07/15/22 (Call 06/29/20)	90	90,086
6.38%, 12/15/23 (Call 06/29/20)(b)	100	102,239
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	310	326,275

		594,463

Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co., 4.70%, 05/24/22(b)	125	128,750

Distribution & Wholesale — 0.6%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/29/20)(a)	250	236,198

Diversified Financial Services — 3.5%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(b)	75	70,500
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	215	170,656
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	150	140,625
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	90,625
LPL Holdings Inc., 5.75%, 09/15/25 (Call 06/09/20)(a)	225	233,919
Springleaf Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	50	47,750
6.88%, 03/15/25(b)	300	296,160
7.13%, 03/15/26	250	246,250

		1,296,485

Electric — 2.3%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	150	159,672
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	210,250
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	150	163,125
7.25%, 05/15/26 (Call 05/15/21)	200	215,184
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	100	106,271

		854,502

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/29/20)(a)	$175	$179,120
6.38%, 07/15/26 (Call 07/15/21)(a)	125	131,875

		310,995

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	128,438

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	265,265

Entertainment — 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/29/20)	50	47,510
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	65	65,975
Cinemark USA Inc., 4.88%, 06/01/23 (Call 06/29/20)(b)	175	152,250
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 06/29/20)	25	25,526
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 06/29/20)(a)	250	235,000
5.50%, 04/15/27 (Call 04/15/22)(a)	50	46,500

		572,761

Environmental Control — 1.0%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	75	74,078
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	150	153,375
Tervita Corp., 7.63%, 12/01/21 (Call 06/29/20)(a)	175	135,188

		362,641

Food — 3.3%
B&G Foods Inc., 5.25%, 04/01/25 (Call 06/29/20)	250	256,875
BRF GmbH, 4.35%, 09/29/26(a)(b)	200	189,752
Kraft Heinz Foods Co.
4.88%, 10/01/49 (Call 04/01/49)(a)	200	198,807
6.88%, 01/26/39	100	122,040
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 06/29/20)(a)	125	127,813
5.88%, 09/30/27 (Call 09/30/22)(a)	180	187,200
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	150	156,375

		1,238,862

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	200	209,000
5.75%, 05/20/27 (Call 02/20/27)	125	132,837
5.88%, 08/20/26 (Call 05/20/26)	25	26,513

		368,350

Health Care – Services — 2.8%
Centene Corp., 5.25%, 04/01/25 (Call 06/15/20)(a)	300	308,811
DaVita Inc.
5.00%, 05/01/25 (Call 06/15/20)	250	256,562
5.13%, 07/15/24 (Call 07/15/20)	125	127,549
HCA Inc., 5.38%, 02/01/25	150	164,654
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	181,221

		1,038,797

Holding Companies - Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 06/29/20)	75	75,375
6.25%, 05/15/26 (Call 05/15/22)	125	125,650
6.38%, 12/15/25 (Call 12/15/20)	225	227,270
6.75%, 02/01/24 (Call 06/29/20)(b)	75	76,125

		504,420

Security	Par (000)	Value

Home Builders — 1.2%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	$50	$51,625
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)(b)	75	79,500
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	193,375
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	125	125,742

		450,242

Insurance — 1.1%
Genworth Holdings Inc.
4.80%, 02/15/24(b)	75	60,000
4.90%, 08/15/23	75	62,625
7.63%, 09/24/21	175	161,698
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	125	116,610

		400,933

Internet — 2.6%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	150	145,875
Netflix Inc.
4.88%, 04/15/28	100	106,750
5.88%, 02/15/25	200	224,042
6.38%, 05/15/29	150	175,875
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 06/09/20)(a)	250	255,000
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	30	30,431
VeriSign Inc., 4.63%, 05/01/23 (Call 06/29/20)	25	25,120

		963,093

Iron & Steel — 1.6%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/22)	50	34,750
9.88%, 10/17/25 (Call 10/17/22)(a)	267	275,635
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	75	76,875
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	200	209,838

		597,098

Leisure Time — 1.2%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	225	186,750
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 06/29/20)(a)(b)	175	165,375
5.38%, 04/15/23 (Call 06/29/20)(a)	125	118,125

		470,250

Lodging — 0.6%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	200	198,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	50	46,375

		244,875

Machinery — 1.0%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	100	103,000
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	125	124,375
Terex Corp., 5.63%, 02/01/25 (Call 06/19/20)(a)	150	139,500

		366,875

Media — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 04/01/24 (Call 06/29/20)(a)	50	51,563
5.88%, 05/01/27 (Call 05/01/21)(a)	250	261,250
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	275	218,625
6.63%, 08/15/27 (Call 08/15/22)(a)	170	102,510
DISH DBS Corp.
5.00%, 03/15/23	275	273,889
7.75%, 07/01/26(b)	275	285,312

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
GCI LLC, 6.88%, 04/15/25 (Call 06/29/20)	$125	$129,844
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	40	37,050
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	208,000
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	208,500
5.50%, 05/15/29 (Call 05/15/24)(a)	200	210,000

		1,986,543

Mining — 2.8%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	115	111,837
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 06/29/20)(a)	400	369,880
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	125	129,062
5.13%, 05/15/24 (Call 02/15/24)(a)	200	206,500
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	100,792
5.40%, 11/14/34 (Call 05/14/34)	25	24,750
5.45%, 03/15/43 (Call 09/15/42)	50	49,415
IAMGOLD Corp., 7.00%, 04/15/25 (Call 06/29/20)(a)	75	76,625

		1,068,861

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	137	93,160

Oil & Gas — 8.3%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/29/20)	175	122,500
5.63%, 06/01/23 (Call 06/29/20)	350	203,000
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	166,243
3.80%, 09/15/23 (Call 06/15/23)	150	142,831
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 06/29/20)	50	47,535
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	175	157,500
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	400	408,828
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	150	150,639
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	65	61,100
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	275	257,042
3.50%, 06/15/25 (Call 03/15/25)	300	233,813
5.55%, 03/15/26 (Call 12/15/25)	375	318,750
6.95%, 07/01/24	200	181,060
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	150	151,125
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	200	184,000
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 06/29/20)	250	253,672
5.50%, 02/15/26 (Call 02/15/21)	65	65,325

		3,104,963

Oil & Gas Services — 0.0%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	19,314

Packaging & Containers — 0.9%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	125	125,661
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	10	10,500
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	204,002

		340,163

Security	Par (000)	Value

Pharmaceuticals — 3.5%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	$200	$218,570
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	225	249,833
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	15	14,493
5.25%, 01/30/30 (Call 01/30/25)(a)	15	14,775
7.00%, 03/15/24 (Call 06/29/20)(a)	50	51,740
9.00%, 12/15/25 (Call 12/15/21)(a)	225	246,661
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 06/29/20)(a)	400	308,000
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	200	203,738

		1,307,810

Pipelines — 1.9%
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	275	221,375
4.40%, 04/01/24 (Call 01/01/24)	225	180,562
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	300	296,877

		698,814

Real Estate — 1.7%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	175	171,535
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 06/29/20)(a)	250	237,500
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 06/29/20)	250	236,875

		645,910

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	300	228,000
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	47,313
5.25%, 05/01/25 (Call 06/29/20)(a)	175	170,187
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	50	50,750
5.75%, 08/15/24 (Call 06/09/20)	260	260,244
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	150	147,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 06/29/20)(a)	40	36,151
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 06/29/20)	300	281,910
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	175	103,348

		1,324,903

Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 06/29/20)(a)	150	151,738
5.00%, 10/15/25 (Call 10/15/20)(a)	300	303,207
5.75%, 04/15/25 (Call 04/15/22)(a)	40	42,488
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	150	76,312
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/29/20)(a)	225	230,308
5.25%, 06/01/26 (Call 06/01/21)(a)	50	52,000
L Brands Inc.
6.75%, 07/01/36	160	133,360
6.88%, 11/01/35	350	290,500
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	250	190,000
PetSmart Inc.
5.88%, 06/01/25 (Call 06/29/20)(a)	275	275,000
8.88%, 06/01/25 (Call 06/09/20)(a)	75	74,437

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/29/20)	$150	$151,500
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	10	10,388

		1,981,238

Semiconductors — 0.6%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	210,500

Software — 1.2%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	100	106,250
5.88%, 06/15/26 (Call 06/15/21)	10	10,525
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	50	52,062
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	25	26,125
5.75%, 08/15/25 (Call 06/17/20)(a)	150	155,712
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	100	103,250

		453,924

Telecommunications — 9.6%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	200	221,500
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)(a)	300	315,750
8.13%, 02/01/27 (Call 02/01/22)(a)	100	110,000
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	128,750
Series U, 7.65%, 03/15/42	75	77,468
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	200	220,000
Embarq Corp., 8.00%, 06/01/36	200	213,422
GTT Communications Inc., 7.88%, 12/31/24 (Call 06/29/20)(a)	225	124,875
Hughes Satellite Systems Corp.
5.25%, 08/01/26	150	155,250
6.63%, 08/01/26(b)	175	182,604
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 06/09/20)(a)	200	202,500
Sprint Capital Corp., 8.75%, 03/15/32	185	266,807
Sprint Corp.
7.13%, 06/15/24	225	255,105
7.63%, 02/15/25 (Call 11/15/24)	250	291,825
7.63%, 03/01/26 (Call 11/01/25)	25	29,875
7.88%, 09/15/23	105	119,175
Telecom Italia Capital SA, 7.72%, 06/04/38(b)	100	121,380
Telesat Canada/Telesat LLC, 4.88%, 06/01/27 (Call 12/01/22)(a)	100	99,750
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 06/09/20)	150	153,000
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	125	121,849
5.63%, 04/15/27 (Call 04/15/22)(a)	200	201,000

		3,611,885

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	$250	$260,625

Transportation — 0.7%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 06/29/20)(a)	50	50,625
6.75%, 08/15/24 (Call 08/15/21)(a)	200	208,000

		258,625

Trucking & Leasing — 0.8%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	125	104,688
6.75%, 03/15/22 (Call 06/29/20)(a)	225	208,255

		312,943

Total Corporate Bonds & Notes — 96.2% (Cost: $36,285,686)		36,088,406

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	3,381	3,386,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	311	311,000

		3,697,191

Total Short-Term Investments — 9.9% (Cost: $3,691,770)		3,697,191

Total Investments in Securities — 106.1% (Cost: $39,977,456)		39,785,597

Other Assets, Less Liabilities — (6.1)%		(2,294,988)

Net Assets — 100.0%		$37,490,609

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge High Yield Defensive Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,039	(2,658)	3,381	$3,386,191	$11,290	(b)	$(1,758)	$3,113
BlackRock Cash Funds: Treasury, SL Agency Shares	1,466	(1,155)	311	311,000	1,416		—	—

				$3,697,191	$12,706		$(1,758)	$3,113

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,088,406	$—	$36,088,406
Money Market Funds	3,697,191	—	—	3,697,191

	$3,697,191	$36,088,406	$—	$39,785,597

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